Deposits from banks	12 Months Ended
Dec. 31, 2023
Deposits from banks [Abstract]
Deposits from banks	12 Deposits from banks

Deposits from banks by type
	Netherlands		Rest of the world		Total
in EUR million	2023	2022	2023	2022	2023	2022
Non-interest bearing	3	86	174	315	177	400
Interest bearing	7,803	32,858	15,277	23,374	23,080	56,232
	7,806	32,943	15,451	23,689	23,257	56,632
Deposits from banks includes non-subordinated deposits and reverse repurchase transactions, for more information on reverse repurchase transaction refer to Note 4 'Financial assets at fair value through profit or loss'.
Deposits from banks includes ING’s participation in the Targeted Longer-Term Refinancing Operations
(TLTRO) of EUR 6.0 billion (2022: EUR 36.0 billion). In 2023, EUR 30.0 billion of ING's TLTRO III participation was repaid.
For the details of the applicable rates and impact on net interest income reference is made to Note 20 'Net interest income'.